Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Information about share capital

	AS OF DECEMBER 31,
	2018	2019	2020
Share capital (in thousands of euros)	2,693	4,793	20,151

Number of outstanding shares	13,463,413	23,963,254	100,757,097

Nominal value per share (in euros)	0.20 €	0.20 €	0.20 €